UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
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Title:     Vice President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           1/27/10
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        94
                                               -------------

Form 13F Information Table Value Total:        $82,831
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                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
-----------        --------------------        ----------------------------

                                                     Form 13F Information Table

                  Column 1             Column 2    Column 3  Column 4 Column 5            Column 6  Column 7  Column 8
    ------------------------------- -------------- --------- -------- --------           ---------- -------- ---------
                                                              Value   Shrs or   SH/ PUT/ Investment  Other    Voting  Authority
              Name of Issuer        Title of Class   Cusip   (x$1000) Prn Amt   PRN CALL Discretion Managers   Sole    Shared   None
    ------------------------------- -------------- --------- -------- --------  --- ---- ---------- -------- -------- --------- ----
 1      Activision Blizzard In.     COM            00507V109    211   19,000    SH          SOLE             19,000
 2           Adobe Sys Inc          COM            00724F101    316    8,580    SH          SOLE              8,580
 3            Affymax Inc.          COM            00826A109    325   13,125    SH          SOLE             13,125
 4            Airgas Inc.           COM            009363102    688   14,450    SH          SOLE             14,450
 5           Allergan Inc.          COM            018490102    926   14,700    SH          SOLE             14,700
 6        Alliant Techsystems       COM            018804104    390    4,423    SH          SOLE              4,423
 7           Amazon Com Inc         COM            023135106  4,148   30,832    SH          SOLE             30,832
 8         Apple Computer Inc       COM            037833100  4,172   19,800    SH          SOLE             19,800
 9         Applied Matls Inc        COM            038222105    251   18,000    SH          SOLE             18,000
10       Archer Daniels Midland     COM            039483102  1,059   33,830    SH          SOLE             33,830
11         Baker Hughes Inc.        COM            057224107  1,127   27,835    SH          SOLE             27,835
12         Bank New York Inc        COM            064057102    245    8,773    SH          SOLE              8,773
13       Bank of America Corp.      COM            060505104    222   14,721    SH          SOLE             14,721
14         Barrick Gold Corp.       COM            067901108    473   12,000    SH          SOLE             12,000
15           Blackrock Inc.         COM            09247X101    411    1,770    SH          SOLE              1,770
16             Boeing Co            COM            097023105  1,212   22,390    SH          SOLE             22,390
17               BP PLC             Spons. ADR     055622104    451    7,775    SH          SOLE              7,775
18           Broadcom Corp          Cl. A          111320107    513   16,300    SH          SOLE             16,300
19           Carnival Corp          Paired CTF     143658300    761   24,025    SH          SOLE             24,025
20        Caterpillar Inc Del       COM            149123101  1,611   28,270    SH          SOLE             28,270
21      Cheesecake Factory Inc.     COM            163072101    237   11,000    SH          SOLE             11,000
22           Chevron Corp.          COM            166764100  1,656   21,510    SH          SOLE             21,510
23       China Mobile Hong Kong     Spons. ADR     16941M109    362    7,800    SH          SOLE              7,800
24             Chubb Corp           COM            171232101    328    6,675    SH          SOLE              6,675
25           Cisco Sys Inc          COM            17275R102  1,077   44,999    SH          SOLE             44,999
26   Cliffs Natural Resources Inc.  COM            18683K101    919   19,950    SH          SOLE             19,950
27           Coca Cola Co.          COM            191216100    565    9,910    SH          SOLE              9,910
28        Coca-Cola Femsa S A       Spons. ADR     191241108    217    3,300    SH          SOLE              3,300
29           ConocoPhillips         COM            20825C104    220    4,300    SH          SOLE              4,300
30      Consolidated Edison Inc     COM            209115104    312    6,875    SH          SOLE              6,875
31              CSX Corp            COM            126408103  1,310   27,025    SH          SOLE             27,025
32             Deere & Co           COM            244199105  1,286   23,780    SH          SOLE             23,780
33           Diageo PLC NEW         Spons. ADR     25243Q205    208    3,000    SH          SOLE              3,000
34       Du Pont E I De Nemours     COM            263534109  1,346   39,975    SH          SOLE             39,975
35              EBAY Inc            COM            278642103    853   36,256    SH          SOLE             36,256
36        Electronic Arts Inc       COM            285512109    495   27,890    SH          SOLE             27,890
37          Emerson Elec Co         COM            291011104  1,286   30,178    SH          SOLE             30,178
38      Enbridge Energy Partners    COM            29250R106    271    5,052    SH          SOLE              5,052
39          Exxon Mobil Corp        COM            30231G102  2,165   31,743    SH          SOLE             31,743
40             Fedex Corp           COM            31428X106  1,183   14,175    SH          SOLE             14,175
41           Frontline LTD          COM            G3682E127    749   27,400    SH          SOLE             27,400
42        General Electric Co       COM            369604103    366   24,195    SH          SOLE             24,195
43         General Mills Inc.       COM            370334104  1,689   23,850    SH          SOLE             23,850
44        Gilead Sciences Inc       COM            375558103  1,104   25,500    SH          SOLE             25,500
45        Goldman Sachs Group       COM            38141G104    203    1,200    SH          SOLE              1,200
46             Google Inc           Cl. A          38259P508  3,484    5,619    SH          SOLE              5,619
47        Harley Davidson Inc       COM            412822108    584   23,178    SH          SOLE             23,178
48           HDFC Bank Ltd.         Spons. ADR     40415F101    598    4,600    SH          SOLE              4,600
49            Hershey Co.           COM            427866108    208    5,799    SH          SOLE              5,799
50             Hess Corp            COM            42809H107    834   13,785    SH          SOLE             13,785
51        Hewlett Packard Co.       COM            428236103    946   18,365    SH          SOLE             18,365
52       Illinois Tool Wks Inc.     COM            452308109    460    9,575    SH          SOLE              9,575
53  International Business Machines COM            459200101  1,710   13,063    SH          SOLE             13,063
54      Intuitive Surgical Inc.     COM            46120E602    485    1,600    SH          SOLE              1,600
55       J P Morgan Chase & Co.     COM            46625H100  1,295   31,095    SH          SOLE             31,095
56         Johnson & Johnson        COM            478160104  2,385   37,032    SH          SOLE             37,032
57       Juniper Networks Inc.      COM            48203R104    285   10,675    SH          SOLE             10,675
58             Kellogg Co           COM            487836108    277    5,200    SH          SOLE              5,200
59     Kinder Morgan Energy UT LP   COM            494550106    406    6,650    SH          SOLE              6,650
60    L-3 Communications Hldgs Inc  COM            502424104    630    7,243    SH          SOLE              7,243
61          Merck & Co Inc.         COM            589331107    867   23,740    SH          SOLE             23,740
62        Microchip Technology      COM            595017104    284    9,787    SH          SOLE              9,787
63           Microsoft Corp         COM            594918104  2,199   72,135    SH          SOLE             72,135
64          Murphy Oil Corp         COM            626717102    336    6,200    SH          SOLE              6,200
65             Nestle S A           Spons. ADR     641069406    476    9,806    SH          SOLE              9,806
66       Nordic American Tanker     COM            G65773106    568   18,950    SH          SOLE             18,950
67            Nucor Corp.           COM            670346105    769   16,475    SH          SOLE             16,475
68      Oceaneering Int'l. Inc.     COM            675232102    749   12,800    SH          SOLE             12,800
69          OGE Energy Corp         COM            670837103  1,218   33,030    SH          SOLE             33,030
70            Oracle Corp           COM            68389X105  1,510   61,555    SH          SOLE             61,555
71      Pan American Silver Corp    COM            697900108    293   12,300    SH          SOLE             12,300
72            Pepsico Inc           COM            713448108  1,298   21,352    SH          SOLE             21,352
73      Permian Basin Rlty Trst     COM            714236106    260   17,980    SH          SOLE             17,980
74            PG & E Corp.          COM            69331C108  1,057   23,675    SH          SOLE             23,675
75      Potash Corp. Sask. Inc.     COM            73755L107    456    4,200    SH          SOLE              4,200
76        Procter & Gamble Co.      COM            742718109  1,953   32,205    SH          SOLE             32,205
77            Qualcomm Inc          COM            747525103  1,447   31,290    SH          SOLE             31,290
78      Research In Motion Ltd.     COM            760975102    338    5,000    SH          SOLE              5,000
79         Salesforce Com Inc       COM            79466L302  1,261   17,100    SH          SOLE             17,100
80          Schlumberger Ltd        COM            806857108  1,898   29,164    SH          SOLE             29,164
81     Sociedad Quimica Y Minera
               de Chile             Spons. ADR     833635105    207    5,500    SH          SOLE              5,500
82        Southern Copper Corp      COM            84265V105  1,594   48,420    SH          SOLE             48,420
83         State Street Corp.       COM            857477103  1,313   30,155    SH          SOLE             30,155
84           SVB Finl Group         COM            78486Q101    904   21,681    SH          SOLE             21,681
85          Tata Motors Ltd.        Spons. ADR     876568502    206   12,200    SH          SOLE             12,200
86       Texas Instruments Inc.     COM            882508104    201    7,700    SH          SOLE              7,700
87       Toronto Dominion Bank      COM            891160509    445    7,100    SH          SOLE              7,100
88        Transocean Inc. New       COM            H8817H100    592    7,150    SH          SOLE              7,150
89       Urban Outfitters Inc.      COM            917047102    329    9,400    SH          SOLE              9,400
90           US Bancorp NEW         COM            902973304  1,224   54,390    SH          SOLE             54,390
91             Yahoo Inc            COM            984332106    771   45,945    SH          SOLE             45,945
92     Ishares Inc. MSCI Malaysia   COM            464286830    392   36,900    SH          SOLE             36,900
93    Ishares Inc. MSCI Singapore   COM            464286673    123   10,700    SH          SOLE             10,700
94    Ishares Inc. FTSE XNHUA IDX   COM            464287184    787   18,620    SH          SOLE             18,620

totals:             94                                       82,831

Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00